Debt (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Disclosure of detailed information about key management personnel
A summary of debt transactions is as follows:

	2023	2022
Term Facility
Balance, beginning of year	$49,591	$-
Drawdown	-	50,000
Transaction costs	-	(417)
Accretion	409	8
Interest expense	1,030	354
Interest payments	(1,030)	(354)
Debt repayment	(50,000)	-
Balance, end of year	$-	$49,591

Total debt	$-	$49,591
Less: current portion	-	(13,393)
Long-term debt	$-	$36,198